CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (unaudited) (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Dividends per share (in dollars per share)	$ 0.26	$ 0.25	$ 1.00	$ 0.96	$ 0.92